PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Table 5: Details of Property and Equipment, Net
	As of December 31,
	2025			2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Equipment	$-	$-	$-	$125,546	$(121,869)	$3,677
Furniture and fixtures	-	-	-	26,339	(19,396)	6,943
Leasehold improvements	-	-	-	62,721	(62,721)	-
Capital lease	-	-	-	23,004	(19,897)	3,107
Software	-	-	-	13,500	(6,906)	6,594
Property and equipment, net	$-	$-	$-	$251,110	$(230,789)	$20,321